Party‑in‑Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP Represented Employee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party‑in‑Interest Transactions	Party‑in‑Interest Transactions
The Plan may, at the discretion of the Plan’s participants or via the Employer matching contribution, invest through the Master Trust an unlimited amount of its assets in the Company’s common stock. The Master Trust held 13,725,738 and 14,976,440 shares of the Company’s common stock as of December 31, 2025 and 2024, respectively. Dividends earned by the Master Trust on the Company’s common stock were $85,788,035 for the year ended December 31, 2025.
The Plan also invests, through the Master Trust, in investment funds managed by the trustee or affiliates of the trustee of the Plan, or by one of its investment managers. In addition, the Plan invests, through the Master Trust, in common stocks and fixed-income securities of certain of its service providers which are also considered party-in-interest investments. These transactions qualify as exempt party-in-interest transactions. Fees paid to other service providers also qualify as exempt party-in-interest transactions.
Notes receivable from participants are also considered exempt party-in-interest transactions.